UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8338

Western Asset Emerging Markets Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET

EMERGING MARKETS FLOATING RATE FUND INC.

FORM N-Q

NOVEMBER 30, 2008

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited)

November 30, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 60.1%
Brazil — 6.0%
410,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	$316,725
	GTL Trade Finance Inc.:
150,000	7.250% due 10/20/17 (a)	125,984
299,000	7.250% due 10/20/17 (a)	250,691
250,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	188,125
	Vale Overseas Ltd., Notes:
361,000	8.250% due 1/17/34	349,004
1,362,000	6.875% due 11/21/36	1,112,874
	Total Brazil	2,343,403
China — 0.1%
140,000	Galaxy Entertainment Finance Co. Ltd., 8.133% due 12/15/10 (a)(b)	53,900
Colombia — 0.2%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	86,000
India — 0.2%
114,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)	57,562
Kazakhstan — 8.4%
	ATF Capital BV:
130,000	9.250% due 2/21/14 (a)	76,700
330,000	Senior Notes, 9.250% due 2/21/14 (a)	199,650
	HSBK Europe BV:
310,000	7.250% due 5/3/17 (a)	178,250
100,000	Senior Notes, 9.250% due 10/16/13 (a)	72,500
820,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	627,300
	TuranAlem Finance BV:
	Bonds:
1,520,000	5.434% due 1/22/09 (a)(b)	1,385,100
310,000	8.250% due 1/22/37 (a)	122,450
650,000	Medium-Term Notes, 5.434% due 1/22/09 (a)(b)	592,313
	Total Kazakhstan	3,254,263
Mexico — 27.7%
	Axtel SAB de CV, Senior Notes:
317,000	7.625% due 2/1/17 (a)	217,145
280,000	7.625% due 2/1/17 (a)	191,100
100,000	Kansas City Southern de Mexico, Senior Notes, 9.375% due 5/1/12	80,000
	Pemex Project Funding Master Trust:
5,317,000	4.119% due 6/15/10 (a)(b)	5,064,442
570,000	4.119% due 6/15/10 (a)(b)	540,075
	Senior Notes:
3,379,000	3.411% due 12/3/12 (a)(b)	2,876,543
2,110,000	3.411% due 12/3/12 (a)(b)	1,796,243
	Total Mexico	10,765,548
Russia — 8.2%
	Evraz Group SA, Notes:
650,000	8.875% due 4/24/13 (a)	286,000
100,000	8.875% due 4/24/13 (a)	44,250
270,000	9.500% due 4/24/18 (a)	117,450
	LUKOIL International Finance BV:
316,000	6.356% due 6/7/17 (a)	165,900
150,000	6.656% due 6/7/22 (a)	71,250
310,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)	263,274

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face Amount†		Security	Value
Russia — 8.2% (continued)
		TNK-BP Finance SA:
910,000		Bonds, 7.500% due 7/18/16 (a)	$404,950
		Senior Notes:
280,000		7.500% due 3/13/13 (a)	147,000
120,000		7.875% due 3/13/18 (a)	52,200
140,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	63,350
270,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	149,850
1,600,000		VTB Capital SA, Medium-Term Notes, 4.559% due 11/2/09 (a)(b)	1,416,088
		Total Russia	3,181,562
Thailand — 1.2%
		True Move Co., Ltd.:
570,000		10.750% due 12/16/13 (a)	236,737
660,000		Notes, 10.750% due 12/16/13 (a)	234,300
		Total Thailand	471,037
United Kingdom — 8.1%
		HSBC Bank PLC:
2,306,683		7.000% due 11/1/11 (c)	1,709,713
11,018,000	RUB	Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10 (a)(c)	186,266
33,691,500	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (a)(c)	793,714
830,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	468,950
		Total United Kingdom	3,158,643
		TOTAL CORPORATE BONDS & NOTES (Cost — $30,352,400)	23,371,918
COLLATERALIZED SENIOR LOANS — 0.2%
United States — 0.2%
		Ashmore Energy International:
17,403		Synthetic Revolving Credit Facility, 4.730% due 3/30/14 (b)	11,138
125,503		Term Loan, 6.762% due 3/30/14 (b)	72,792
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $142,632)	83,930
SOVEREIGN BONDS — 29.9%
Argentina — 1.7%
		Republic of Argentina:
1,174,000		Bonds, 7.000% due 9/12/13	345,449
1,005,573		Discount Notes, 8.280% due 12/31/33	311,728
		Total Argentina	657,177
Brazil — 8.8%
9,232,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	3,432,279
Colombia — 5.1%
		Republic of Colombia:
1,500,000		6.364% due 3/17/13 (a)(b)	1,402,500
670,000		3.949% due 11/16/15 (b)	566,150
		Total Colombia	1,968,650
Ecuador — 0.6%
865,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	250,850
Gabon — 0.4%
297,000		Gabonese Republic, 8.200% due 12/12/17 (a)	167,805

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

Face Amount†		Security	Value
Indonesia — 1.7%
		Republic of Indonesia:
1,572,000,000	IDR	10.250% due 7/15/22	$92,446
3,745,000,000	IDR	11.000% due 9/15/25	226,424
3,057,000,000	IDR	10.250% due 7/15/27	170,626
3,610,000,000	IDR	9.750% due 5/15/37	183,250
		Total Indonesia	672,746
Russia — 0.4%
148,350		Russian Federation, 8.250% due 3/31/10 (a)	152,030
Turkey — 3.8%
2,073,000		Republic of Turkey, Notes, 6.875% due 3/17/36	1,461,465
Venezuela — 7.4%
		Bolivarian Republic of Venezuela:
270,000		5.750% due 2/26/16 (a)	124,875
4,300,000		Collective Action Securities, 5.059% due 4/20/11 (a)(b)	2,730,500
		Total Venezuela	2,855,375
		TOTAL SOVEREIGN BONDS (Cost — $18,056,738)	11,618,377
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $48,551,770)	35,074,225
SHORT-TERM INVESTMENTS — 9.8%
Sovereign Bonds — 2.0%
		Bank Negara Malaysia Islamic Notes:
230,000	MYR	Zero coupon bond to yield 3.357% due 12/23/08	63,282
120,000	MYR	Zero coupon bond to yield 3.259% due 12/30/08	33,032
70,000	MYR	Zero coupon bond to yield 3.259% due 12/30/08	19,269
		Bank Negara Malaysia Monetary Notes:
150,000	MYR	Zero coupon bond to yield 3.205% due 12/16/08	41,342
240,000	MYR	Zero coupon bond to yield 3.255% due 12/16/08	66,146
343,000	MYR	Zero coupon bond to yield 3.440% due 12/30/08	94,295
80,000	MYR	Zero coupon bond to yield 3.466% due 2/17/09	21,917
		Egypt Treasury Bills:
1,375,000	EGP	Zero coupon bond to yield 10.133% due 12/30/08	245,838
975,000	EGP	Zero coupon bond to yield 10.226% due 1/13/09	173,628
		Total Sovereign Bonds (Cost — $781,308)	758,749
U.S. Government Agency — 0.4%
139,000		Federal National Mortgage Association (FNMA), Discount Notes 1.253%- 1.958% due 12/15/08 (d)(e)(f) (Cost - $138,920)	138,716
Repurchase Agreement — 7.4%
2,896,000		Morgan Stanley tri-party repurchase agreement dated 11/28/08, 0.180% due 12/1/08; Proceeds at maturity - $2,896,043; (Fully collateralized by U.S. government agency obligation, 3.875% due 8/25/11; Market value - $2,983,468) (Cost - $2,896,000)	2,896,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,816,228)	3,793,465
		TOTAL INVESTMENTS — 100.0% (Cost — $52,367,998#)	$38,867,690

†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)

November 30, 2008

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
IDR	-	Indonesian Rupiah
MYR	-	Malaysian Ringgit
OJSC	-	Open Joint Stock Company
RUB	-	Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Floating Rate Fund Inc. (the “Fund”) was incorporated in Maryland on January 21, 1994 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets plus any borrowing for investment purposes in floating rate debt securities of emerging market sovereign and corporate issuers, including fixed rate securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed rate interest payments received into floating rate interest payments. As a secondary objective the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments.  For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations.  Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of

Notes to Schedule of Investments (unaudited) (continued)

governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$38,867,690	—	$38,681,424	$186,266
Other Financial Instruments*	(1,445,809)	$57,876	(1,503,685)	—
Total	$37,421,881	$57,876	$37,177,739	$186,266

* Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of February 29, 2008	—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	$186,266
Balance as of November 30, 2008	$186,266

3.  Investments

At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	—
Gross unrealized depreciation	$(13,500,308)
Net unrealized depreciation	$(13,500,308)

At November 30, 2008, the Fund had the following open futures contract:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain
Contract to Buy:
U.S. Treasury, 10-Year Notes	17	3/09	$1,998,593	$2,056,469	$57,876

At November 30, 2008, the Fund had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND ‡	PERIODIC PAYMENTS RECEIVED BY THE FUND ‡	UNREALIZED DEPRECIATION
Interest Rate Swaps:
JPMorgan Chase Bank NA	$7,580,000	12/28/10	6.130%	6-Month LIBOR	$(608,598)
JPMorgan Chase Bank NA	5,000,000	8/22/12	5.063%	3-Month LIBOR	(454,024)
JPMorgan Chase Bank NA	4,120,000	3/3/15	4.805%	6-Month LIBOR	(441,063)
Net unrealized depreciation on open swap contracts					$(1,503,685)

‡  Percentage shown is an annual percentage rate.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Floating Rate Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 23, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   January 23, 2009